Share-based payments - Fair value of options (Details)	6 Months Ended
	Jun. 30, 2023 USD ($) Y $ / shares	Jun. 30, 2022 USD ($) Y EUR (€) $ / shares
Share-based payments with service condition
Share-based payments
Fair value at grant date | $	$ 0.79	$ 3.30
Share price at grant date | $ / shares	$ 1.05	$ 4.45
Exercise price | $ / shares	$ 1.05	$ 4.45
Expected volatility	90.00%	90.00%
Expected life | Y	5.86	5.87
Expected dividends | $	$ 0.00	$ 0.00
Risk-free interest rate	3.95%	2.22%
Share-based payments with market condition
Share-based payments
Fair value at grant date | $		$ 1.13
Share price at grant date | $ / shares		$ 4.58
Exercise price | $ / shares		$ 4.58
Expected volatility		70.00%
Expected life | €		2.00
Expected dividends | $		$ 0.00
Risk-free interest rate		2.41%